STATEMENT OF CASH FLOWS - Schedule of other inflows (outflows) of cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Statement Information [Abstract]
Restricted Advances	$ 0	$ 0	$ 20,572
Bank commissions, taxes paid and other	(7,129)	(3,355)	(2,173)
Taxes on financial transactions	(12,136)	(10,563)	(6,803)
Guarantees	1,371	73,074	4,406
Judicial deposits	7,761	54,356	(16,349)
Fuel derivatives and currency	6,268	31,853	30,413
Derivative margin guarantees	466	10,902	(2,559)
Payment for derivatives premiums	(44,485)	(43,902)	(47,853)
Insurance recovery	0	9,788	0
Total Other inflows (outflows) Operation activities	(47,884)	122,153	(20,346)
Recoveries of credits and Guarantee deposit received from the sale of assets	62,018	34,469	48,258
Insurance recovery	0	0	11,000
Total Other inflows (outflows) Investment activities	62,018	34,469	59,258
Interest rate derivatives	2,204	1,456	15,934
Costs associated with financing	(85,855)	0	0
Taxes on financial transactions	0	0	(4,529)
Others recovery	0	510	0
Expenses for shares buybacks	(587)	0	0
Withholding tax	(7,287)	(11,689)	0
Debt-related legal advice	0	(64,146)	0
Total Other inflows (outflows) Financing activities	$ (91,525)	$ (73,869)	$ 11,405